Loans (Summary Of Finance Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 31,671.7	$ 19,495.0	$ 18,629.2
Transportation Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,542.1	2,933.2
Commercial Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	20,929.2	15,029.0
Consumer And Community Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	7,200.4
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		1,532.8
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	28,623.4	15,457.7
Domestic [Member] | Transportation Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	815.1	812.6
Domestic [Member] | Commercial Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	20,607.9	14,645.1
Domestic [Member] | Consumer And Community Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	7,200.4
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	3,048.3	4,037.3
Foreign [Member] | Transportation Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,727.0	2,120.6
Foreign [Member] | Commercial Banking [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 321.3	383.9
Foreign [Member] | Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		$ 1,532.8